UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-06083

Name of Registrant: Vanguard Ohio Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

Item 1: Schedule of Investments

Vanguard Ohio Tax-Exempt Money Market Fund

Schedule of Investments
As of February 29, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (102.6%)
Ohio (102.6%)
Akron OH Income Tax Revenue	1.250%	12/15/16	3,000	3,013
Akron OH Income Tax Revenue BAN	1.150%	3/10/16	2,250	2,250
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.010%	3/1/16 LOC	7,730	7,730
Athens County OH Port Authority Housing
Revenue VRDO	0.010%	3/7/16 LOC	4,700	4,700
Avon OH GO	1.250%	1/26/17	2,000	2,011
Berea OH BAN	1.000%	3/17/16	1,180	1,180
Blendon Township OH BAN	2.000%	2/9/17	2,250	2,277
Brecksville OH BAN	1.000%	6/15/16	1,000	1,002
Butler County OH BAN	0.520%	7/28/16	2,343	2,343
Butler County OH Capital Funding Revenue
VRDO	0.010%	3/7/16 LOC	1,530	1,530
1 Cincinnati OH City School District GO TOB
VRDO	0.020%	3/7/16	5,000	5,000
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.010%	3/7/16 LOC	11,380	11,380
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.010%	3/7/16	9,850	9,850
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.010%	3/7/16	2,750	2,750
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.010%	3/7/16	6,735	6,735
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.010%	3/7/16	4,700	4,700
Columbus OH GO	4.000%	8/15/16	1,250	1,271
Columbus OH GO VRDO	0.010%	3/7/16	6,115	6,115
Columbus OH Regional Airport Authority Airport
Revenue (FlightSafety International Inc.
Project) VRDO	0.030%	3/7/16	11,000	11,000
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.020%	3/7/16 LOC	8,775	8,775
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.020%	3/7/16 LOC	1,310	1,310
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.020%	3/7/16 LOC	5,650	5,650
Columbus OH Regional Airport Authority
Revenue (Pooled Financing Program) VRDO	0.020%	3/7/16 LOC	3,995	3,995
Columbus OH Sewer Revenue VRDO	0.010%	3/7/16	3,365	3,365
Deerfield Township OH BAN	1.000%	10/27/16	4,565	4,580
Delaware OH BAN	1.000%	4/18/16	3,000	3,003

Dublin OH City School District GO BAN	1.000%	5/5/16	2,250	2,253
Fairfield Township OH BAN	1.000%	6/3/16	1,350	1,352
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.010%	3/7/16 LOC	9,955	9,955
2 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	0.050%	6/1/16	5,750	5,750
1 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) TOB VRDO	0.020%	3/7/16	2,000	2,000
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.010%	3/7/16	1,000	1,000
Franklin County OH Hospital Revenue (Holy
Cross Health System) VRDO	0.010%	3/7/16	700	700
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.010%	3/7/16	1,570	1,570
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.010%	3/7/16	8,400	8,400
Franklin County OH Hospital Revenue
(Nationwide Hospital) VRDO	0.010%	3/7/16	1,205	1,205
Franklin County OH Revenue (Trinity Health
Credit Group) PUT	0.130%	3/1/16	7,245	7,245
Gallia County OH Local School District GO	5.000%	6/1/16 (Prere.)	3,000	3,036
Hamilton County OH Economic Development
Revenue (University of Cincinnati Lessee
Project)	5.000%	6/1/16 (Prere.)	4,000	4,046
Hamilton County OH Economic Development
Revenue (University of Cincinnati Lessee
Project)	5.250%	6/1/16 (Prere.)	3,290	3,330
1 Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center) TOB VRDO	0.020%	3/7/16	5,625	5,625
1 Hamilton County OH Sewer System Revenue
TOB VRDO	0.020%	3/7/16	8,500	8,500
Hamilton OH Electric System Revenue	0.430%	9/27/16	4,700	4,700
Hilliard OH GO	1.000%	4/22/16	1,275	1,276
Huber Heights OH BAN	1.000%	6/2/16	3,500	3,506
Independence OH BAN	1.000%	4/14/16	2,150	2,152
Kenston OH Local School District GO	1.000%	9/15/16	2,500	2,509
Kent OH BAN	1.125%	8/31/16	1,800	1,806
Lakewood OH BAN	1.000%	4/7/16	3,685	3,688
1 Lakewood OH City School District GO TOB
VRDO	0.020%	3/7/16	3,825	3,825
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.150%	3/7/16	12,785	12,785
Lorain County OH Port Authority Educational
Facilities Revenue (St. Ignatius High School
Project) VRDO	0.030%	3/7/16 LOC	915	915
Lucas County OH BAN	1.500%	7/13/16	2,400	2,410
Marysville OH BAN	1.250%	8/25/16	1,500	1,505
Mason OH BAN	1.250%	6/23/16	2,000	2,005
Mason OH City School District School
Improvement GO	1.500%	1/25/17	2,700	2,721
1 Miami University of Ohio General Receipts
Revenue TOB VRDO	0.020%	3/7/16	3,365	3,365
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.010%	3/7/16 LOC	8,065	8,065

1 Montgomery County OH Revenue (Miami Valley
Hospital) TOB VRDO	0.020%	3/7/16	4,000	4,000
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	3/1/16	2,600	2,600
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	3/1/16	10,300	10,300
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	3/1/16	3,900	3,900
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	3/1/16	600	600
1 Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement) TOB
VRDO	0.010%	3/7/16	6,800	6,800
1 Nuveen Ohio Quality Income Municipal Fund
VRDP VRDO	0.100%	3/7/16 LOC	21,000	21,000
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Nuclear
Generation Corp. Project) VRDO	0.010%	3/1/16 LOC	985	985
1 Ohio Air Quality Development Authority
Revenue (Dayton Power & Light Co. Project)
TOB VRDO	0.050%	3/7/16 (13)	13,320	13,320
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.010%	3/7/16 LOC	14,000	14,000
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.010%	3/7/16 LOC	6,000	6,000
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.010%	3/7/16 LOC	1,500	1,500
Ohio Common Schools GO VRDO	0.010%	3/7/16	965	965
Ohio Common Schools GO VRDO	0.010%	3/7/16	5,890	5,890
Ohio Common Schools GO VRDO	0.010%	3/7/16	5,960	5,960
Ohio GO VRDO	0.010%	3/7/16	985	985
Ohio GO VRDO	0.010%	3/7/16	12,445	12,445
Ohio GO VRDO	0.010%	3/7/16	9,300	9,300
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.090%	3/9/16	7,000	7,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	3/1/16	1,900	1,900
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	3/1/16	11,300	11,300
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	3/1/16	6,600	6,600
1 Ohio Higher Educational Facility Commission
Revenue (University Hospitals Health System
Inc.) TOB VRDO	0.060%	3/7/16 (13)	5,000	5,000
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.020%	3/7/16	9,180	9,180
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.020%	3/7/16	1,800	1,800
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.020%	3/7/16	1,750	1,750

Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.030%	3/7/16	6,670	6,670
Ohio State University General Receipts
Revenue CP	0.100%	3/2/16	8,000	8,000
Ohio State University General Receipts
Revenue CP	0.080%	3/8/16	7,790	7,790
Ohio State University General Receipts
Revenue CP	0.090%	3/16/16	8,200	8,200
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	4.000%	6/1/16	2,235	2,256
Ohio Water Development Authority Fresh Water
Revenue	5.000%	6/1/16	555	561
Reading OH Community City School District
BAN	2.000%	7/21/16	3,672	3,694
Reading OH Community City School District
BAN	2.000%	7/21/16	2,450	2,465
Springboro OH BAN	1.500%	1/26/17	1,400	1,410
Toledo-Lucas County OH Port Authority Airport
Development Revenue (FlightSafety
International Inc.) VRDO	0.020%	3/7/16	10,050	10,050
Union County OH BAN	1.000%	3/30/16	2,950	2,952
Union Township OH BAN	1.500%	9/8/16	4,000	4,020
Wayne County OH BAN	2.000%	7/7/16	5,000	5,026
Total Tax-Exempt Municipal Bonds (Cost $468,889)				468,889
Total Investments (102.6%) (Cost $468,889)				468,889
Other Assets and Liabilities-Net (-2.6%)				(11,896)
Net Assets (100%)				456,993

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate value of these securities was $91,220,000, representing 20.0% of net assets.
2 Adjustable-rate security.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.

Ohio Tax-Exempt Money Market Fund

(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 29, 2016, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Ohio Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 29, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.8%)
Ohio (98.9%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/24	920	1,078
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/38	5,000	5,514
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Children's Hospital
Medical Center of Akron)	5.000%	11/15/42	2,780	3,038
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/28	4,000	4,760
Akron OH Income Tax Revenue (Community
Learning Centers)	5.000%	12/1/33	1,500	1,756
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	4,015	4,630
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/33	6,270	7,073
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	6/1/38	8,000	8,833
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	5/1/42	12,645	13,962
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	1,065	1,161
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	1,880	2,049
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	940	1,024
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/22	70	76
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/23	120	130
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	2,000	2,288
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/27	60	65
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/39	7,000	7,864
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/42	5,880	6,583
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/24	3,500	4,138
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/31	3,000	3,434
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/37	10,305	11,614
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/42	10,755	12,008
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/23	4,000	4,582
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/24	1,215	1,390
1 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.750%	2/15/19 (Prere.)	4,500	5,154
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	2,000	2,405
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/29	7,365	8,661

American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/30	600	701
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/31	2,500	2,909
Apollo Career Center Joint Vocational School
District Ohio GO	5.250%	12/1/31	1,015	1,191
Apollo Career Center Joint Vocational School
District Ohio GO	5.000%	12/1/38	4,700	5,322
Bowling Green State University Ohio Revenue	5.000%	6/1/34	1,565	1,841
Bowling Green State University Ohio Revenue	5.000%	6/1/35	1,000	1,172
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	2,000	2,176
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	6.000%	6/1/45	2,000	2,157
Butler County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center
Project)	5.000%	5/15/31 (14)	4,000	4,027
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	1,350	1,579
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	2,000	2,253
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/22	2,000	2,351
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	4,000	4,700
Butler County OH Hospital Facilities Revenue
(UC Health)	5.500%	11/1/40	4,160	4,863
Butler County OH Hospital Facilities Revenue
(UC Health)	5.750%	11/1/40	1,305	1,542
Central Ohio Solid Waste Authority GO	5.000%	12/1/19 (ETM)	115	133
Central Ohio Solid Waste Authority GO	5.000%	12/1/19	1,195	1,373
Cincinnati OH City School District COP	5.000%	12/15/16 (Prere.)	1,190	1,233
Cincinnati OH City School District COP	5.000%	12/15/16 (Prere.)	1,470	1,524
Cincinnati OH City School District COP	5.000%	12/15/16 (Prere.)	430	446
Cincinnati OH City School District COP	5.000%	12/15/16 (Prere.)	530	549
Cincinnati OH City School District GO	5.250%	6/1/27	5,550	6,375
Cincinnati OH City School District GO	5.250%	12/1/30 (14)	4,385	5,713
Cincinnati OH City School District GO	5.250%	12/1/31 (14)	3,000	3,918
Cincinnati OH GO	5.000%	12/1/18	1,000	1,115
Cincinnati OH GO	5.000%	12/1/19 (Prere.)	2,605	3,005
Cincinnati OH GO	5.000%	12/1/19 (Prere.)	1,090	1,257
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,585	1,856
Cincinnati OH Water System Revenue	5.000%	12/1/31	1,000	1,171
Cincinnati OH Water System Revenue	5.000%	12/1/32	1,000	1,174
Cincinnati OH Water System Revenue	5.000%	12/1/36	5,025	5,883
Cincinnati OH Water System Revenue	5.000%	12/1/37	2,000	2,349
Cleveland OH Airport System Revenue	5.000%	1/1/17 (Prere.)	7,000	7,266
Cleveland OH Airport System Revenue	5.000%	1/1/26	1,000	1,139
Cleveland OH Airport System Revenue	5.000%	1/1/28	4,530	5,092
Cleveland OH Airport System Revenue	5.000%	1/1/30	5,000	5,569
Cleveland OH Airport System Revenue	5.000%	1/1/30 (4)	2,000	2,339
Cleveland OH Airport System Revenue	5.000%	1/1/31	1,020	1,131
Cleveland OH Airport System Revenue	5.000%	1/1/31 (4)	1,000	1,163
Cleveland OH Income Tax Revenue	5.000%	4/1/18 (Prere.)	7,180	7,823
Cleveland OH Income Tax Revenue	5.000%	10/1/37	6,000	6,914

Cleveland OH Municipal School District GO	5.000%	12/1/25	1,845	2,203
Cleveland OH Municipal School District GO	5.000%	12/1/46	3,000	3,395
Cleveland OH Public Power System Revenue	5.000%	11/15/28 (14)	1,250	1,352
Cleveland OH Public Power System Revenue	0.000%	11/15/33 (14)	6,895	3,640
Cleveland OH Water Revenue	5.000%	1/1/27	2,000	2,363
Cleveland OH Water Revenue	4.000%	1/1/35	2,000	2,112
Cleveland OH Water Works Revenue	5.500%	1/1/21 (14)	8,155	9,144
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/17 (Prere.)	3,000	3,167
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/25	2,000	2,351
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/26	2,700	3,157
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/27	2,000	2,322
Cleveland State University Ohio General
Receipts Revenue	5.000%	6/1/37	2,815	3,153
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.010%	3/7/16 LOC	5,100	5,100
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.010%	3/7/16	500	500
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.010%	3/7/16	2,200	2,200
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/28	680	797
Cleveland-Cuyahoga County OH Port Authority
Revenue (Euclid Avenue Development Corp.
Project)	5.000%	8/1/39	3,000	3,370
Columbus OH City School District GO	4.500%	12/1/29	3,000	3,292
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	6/1/19 (Prere.)	1,545	1,750
2 Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/32	2,825	3,310
Columbus OH GO	5.000%	7/1/21 (Prere.)	2,000	2,403
Columbus OH GO	5.000%	2/15/22	1,900	2,318
Columbus OH GO	5.000%	2/15/24	1,475	1,849
Columbus OH GO	5.000%	7/1/24	1,000	1,220
Columbus OH GO	5.000%	8/15/26	2,000	2,421
Columbus OH GO	5.000%	7/1/30	2,500	2,981
2 Columbus OH GO	5.000%	7/1/30	2,700	3,374
Columbus OH GO	5.000%	7/1/31	1,185	1,407
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/24	1,320	1,539
Columbus OH Metropolitan Library Special
Obligation Revenue	5.000%	12/1/25	1,000	1,166
Columbus OH Metropolitan Library Special
Obligation Revenue	4.000%	12/1/37	2,000	2,077
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.020%	3/7/16 LOC	245	245
Columbus OH Sewer Revenue	5.000%	6/1/26	3,255	4,109
Columbus OH Sewer Revenue	5.000%	6/1/29	2,000	2,508
Columbus OH Sewer Revenue	5.000%	6/1/31	1,000	1,220

Columbus OH Sewer Revenue	5.000%	6/1/32	2,600	3,201
Cuyahoga County OH (Convention Hotel
Project) COP	5.000%	12/1/36	2,000	2,264
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/24	4,000	4,610
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/27	1,880	2,245
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/32	1,900	2,275
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/34	2,775	3,298
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/35	4,485	5,307
2 Cuyahoga OH Community College District
Revenue	5.000%	2/1/29	1,000	1,216
Dublin OH Special Obligation Revenue	5.000%	12/1/42	3,485	4,029
Dublin OH Special Obligation Revenue	5.000%	12/1/44	1,920	2,216
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.000%	6/15/43	4,250	4,600
Forest Hills OH Local School District GO	5.000%	12/1/46	4,430	5,049
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/30	4,435	5,286
Franklin County OH GO	5.000%	12/1/26	3,000	3,806
Franklin County OH GO	5.000%	12/1/31	3,000	3,689
Franklin County OH Health Care Facilities
Improvement Revenue (Ohio Presbyterian
Retirement Services Project)	5.625%	7/1/26	2,800	3,074
Franklin County OH Health Care Facilities
Improvement Revenue (OPRS Communities)	6.125%	7/1/40	4,110	4,534
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/31	5,000	5,914
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/34	2,610	3,064
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	11/15/36	3,640	4,103
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.)	5.000%	5/15/45	4,640	5,302
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	4.750%	11/1/28	1,500	1,634
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/34	1,500	1,662
Franklin County OH Hospital Improvement
Revenue (Nationwide Children's Hospital
Project)	5.000%	11/1/42	7,000	7,676
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.375%	4/1/34	2,500	2,734
Greene County OH Hospital Facilities Revenue
(Kettering Health Network Obligated Group
Project)	5.500%	4/1/39	2,500	2,731
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.250%	6/1/32	3,150	3,592
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.000%	6/1/42	5,000	5,545
Hamilton County OH Healthcare Facilities
Revenue (Christ Hospital Project)	5.500%	6/1/42	3,000	3,425

Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/32	1,750	1,887
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/42	2,000	2,114
Hamilton County OH Healthcare Revenue (Life
Enriching Communities)	5.000%	1/1/46	2,000	2,106
Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center)	5.000%	5/15/34	1,000	1,164
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/30	1,360	1,559
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/44	2,500	2,767
Hamilton County OH Sales Tax Revenue	5.000%	12/1/26 (2)	5,000	5,168
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32	5,000	5,603
Hamilton County OH Sales Tax Revenue	5.000%	12/1/32 (4)	9,700	9,999
Hamilton County OH Sewer System Revenue	5.000%	12/1/22	1,000	1,237
Hamilton County OH Sewer System Revenue	5.000%	12/1/32	1,525	1,819
Hamilton OH City School District GO	5.000%	12/1/34	1,500	1,760
Huron County OH Hospital Facilities
Improvement Revenue (Fisher-Titus Medical
Center)	5.250%	12/1/37	3,000	3,102
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/20	2,550	2,925
JobsOhio Beverage System Statewide Liquor
Profits Revenue	5.000%	1/1/38	15,850	17,974
Kent State University Ohio Revenue	5.000%	5/1/37	4,185	4,711
Lake County OH Hospital Facilities Revenue
(Lake Hospital System Inc.)	5.000%	8/15/45	4,000	4,446
Lakeview OH Local School District Classroom
Facilities & School Improvement GO	5.000%	11/1/44	1,500	1,702
Lorain County OH Community College District
General Revenue	5.000%	12/1/41	4,520	4,998
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/33 (4)	4,000	4,293
3 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.150%	3/7/16	4,995	4,995
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/23	1,000	1,179
Lorain County OH Hospital Facilities Revenue
(Kendal At Oberlin)	5.000%	11/15/30	2,500	2,791
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	2,000	2,315
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	3,000	3,505
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	4,000	4,675
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.500%	11/15/37	2,000	2,479
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	2,530	3,039
Madison OH Local School District GO	5.250%	12/1/32	695	806
Madison OH Local School District GO	5.250%	12/1/37	3,815	4,374
Marysville OH Wastewater Treatment System
Revenue	5.000%	12/1/31 (10)	770	792
Mason OH City School District BAN	5.250%	12/1/17 (14)	2,915	3,153

Mason OH City School District School
Improvement GO	5.000%	6/1/17 (Prere.)	1,000	1,056
Medina OH School District COP	5.250%	6/1/18 (Prere.)	7,210	7,947
Miami Trace OH Local School District GO	5.000%	12/1/48	3,730	4,260
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,324
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/36	2,000	2,315
Miamisburg OH City School District GO	5.000%	12/1/33	675	809
Miamisburg OH City School District GO	5.000%	12/1/35	500	594
Miamisburg OH City School District GO	5.000%	12/1/36	500	592
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.125%	8/1/31	1,250	1,379
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.250%	8/1/41	1,000	1,095
Middleburg Heights OH Hospital Revenue
(Southwest General)	5.000%	8/1/47	5,000	5,458
Middletown OH City School District GO	5.000%	12/1/23 (4)	5,345	5,631
Middletown OH City School District GO	5.250%	12/1/40	2,000	2,392
Middletown OH City School District GO	5.250%	12/1/48	4,770	5,612
Milford OH Exempt Village School District GO	5.000%	12/1/35	1,100	1,290
Milford OH Exempt Village School District GO	5.000%	12/1/36	1,250	1,461
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.250%	5/1/29	3,000	3,556
Montgomery County OH Revenue (Catholic
Health Initiatives)	5.000%	5/1/30	5,000	5,017
Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/21	3,000	3,608
Montgomery County OH Revenue (Miami Valley
Hospital)	5.750%	11/15/23	1,000	1,188
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	3/1/16	9,400	9,400
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	3/1/16	6,600	6,600
Montgomery County OH Revenue (Miami Valley
Hospital) VRDO	0.010%	3/1/16	17,530	17,530
North Olmsted OH School District GO	5.000%	12/1/44	3,000	3,437
North Olmsted OH School District GO	4.000%	12/1/48	1,495	1,534
Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement)	5.000%	11/15/31	2,100	2,516
Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement)	5.000%	11/15/32	1,000	1,191
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/28	1,650	2,009
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/32	4,685	5,569
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/38	9,400	10,982
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/39	3,130	3,635
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/44	14,000	16,143
Northwest Local School District Ohio GO	5.000%	12/1/40	1,650	1,873
Northwest Local School District Ohio GO	5.000%	12/1/45	3,760	4,246
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.625%	6/1/18	2,600	2,784

Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	5.875%	6/1/16	3,000	3,033
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project)	5.800%	12/1/38	2,000	2,254
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)	5.625%	10/1/19	3,000	3,359
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/23	2,000	2,333
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	10/1/23	1,250	1,524
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	10/1/24	1,000	1,199
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/25	2,670	3,144
Ohio Capital Facilities Lease-Appropriation
Revenue (Administrative Building Fund
Projects)	5.000%	4/1/30	1,650	1,908
Ohio Capital Facilities Lease-Appropriation
Revenue (Adult Correctional Building Fund
Projects)	5.000%	10/1/35	1,500	1,759
Ohio Common Schools GO	5.000%	9/15/21 (Prere.)	4,410	5,328
Ohio Common Schools GO VRDO	0.010%	3/7/16	1,000	1,000
Ohio GO	5.000%	5/1/20	5,080	5,926
Ohio GO	5.000%	5/1/27	5,350	6,556
Ohio GO	5.000%	11/1/28	10,000	12,320
Ohio GO	5.000%	2/1/30	4,000	4,672
Ohio GO	5.000%	4/1/30	1,770	2,029
Ohio GO	5.000%	2/1/31	4,500	5,229
Ohio GO	5.000%	4/1/31	1,230	1,404
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.250%	12/1/26 (14)	3,520	4,515
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.125%	1/1/28	5,000	5,382
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/29	3,500	4,091
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.250%	1/1/29	5,000	5,396
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.000%	1/1/38	5,000	5,701
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group)	5.500%	1/1/43	1,460	1,574
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	3/1/16	3,765	3,765

Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	3/1/16	2,000	2,000
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.010%	3/1/16	1,000	1,000
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	1,000	1,073
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	445	478
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	1,370	1,467
Ohio Higher Educational Facility Commission
Revenue (John Carroll University Project)
PUT	2.250%	9/1/18	2,790	2,854
Ohio Higher Educational Facility Commission
Revenue (Kenyon College Project)	5.000%	7/1/37	5,955	6,793
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.500%	12/1/24	2,250	2,527
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/29	2,575	2,972
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.375%	12/1/30	1,000	1,157
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.625%	12/1/41	2,000	2,305
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/44	3,330	3,747
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.750%	11/1/18 (Prere.)	4,000	4,533
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/24	1,000	1,202
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/25	1,500	1,812
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/27	1,000	1,192
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/32	1,000	1,152
Ohio Higher Educational Facility Commission
Revenue (Xavier University Project)	5.000%	5/1/33	750	861
Ohio Highway Capital Improvements GO	5.000%	5/1/26	3,000	3,602
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/22	2,250	2,638
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/25	1,000	1,157
Ohio Hospital Facilities Revenue (Cleveland
Clinic Health System)	5.000%	1/1/32	2,500	2,828
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/35	1,675	1,845
Ohio Hospital Facilities Revenue (Summa
Health System)	5.750%	11/15/40	6,650	7,307
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	6,600	7,409
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/17 (Prere.)	3,000	3,126
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/28	6,560	7,563

Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/29	2,000	2,295
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/41	7,000	7,561
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.200%	9/1/33	1,305	1,356
Ohio Infrastructure Improvement GO	5.000%	8/1/21	900	1,084
Ohio Juvenile Correctional Capital Facilities
Revenue	5.000%	4/1/27	1,000	1,224
Ohio Parks & Recreation Capital Facilities
Revenue	5.000%	2/1/30	3,615	4,311
Ohio State University General Receipts
Revenue	5.000%	12/1/16 (ETM)	300	310
Ohio State University General Receipts
Revenue	5.000%	12/1/17 (ETM)	280	302
Ohio State University General Receipts
Revenue	5.000%	12/1/17	1,000	1,078
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	255	285
Ohio State University General Receipts
Revenue	5.000%	12/1/18 (Prere.)	160	179
Ohio State University General Receipts
Revenue	5.000%	12/1/18	835	933
Ohio State University General Receipts
Revenue	5.000%	12/1/19	625	721
Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,245	2,497
Ohio State University General Receipts
Revenue	5.000%	6/1/38	8,000	9,142
Ohio State University General Receipts
Revenue	5.000%	12/1/39	5,250	6,101
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/25	4,500	5,452
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/26	3,000	3,436
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/27	2,500	3,220
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36	5,000	2,336
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/37	9,025	4,016
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	18,140	7,717
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	4,000	4,643
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/40	5,000	1,918
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/41	10,000	3,676
Ohio University General Receipts Revenue	5.000%	12/1/28	610	724
Ohio University General Receipts Revenue	5.000%	12/1/33	1,000	1,180
Ohio University General Receipts Revenue	5.000%	12/1/39	2,000	2,298
Ohio University General Receipts Revenue	5.000%	12/1/42	1,450	1,629
Ohio Water Development Authority Fresh Water
Revenue	5.500%	12/1/18 (4)	645	731
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	6/1/26	5,000	6,386
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.000%	12/1/29	1,000	1,246
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19 (Prere.)	5,000	5,762
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19 (Prere.)	1,000	1,152
Princeton OH City School District GO	5.000%	12/1/36	1,500	1,756
Rocky River OH City School District GO	5.375%	12/1/17	710	747

Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/22	1,000	1,123
Ross County OH Hospital Facilities Revenue
(Adena Health System)	5.750%	12/1/35	10,040	11,121
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	4,000	4,307
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	1,800	1,933
South-Western City OH School District GO	5.000%	12/1/36	1,700	1,972
Southeastern Ohio Port Authority Hospital
Facilities Revenue (Marietta Area Health Care
Inc. Obligated Group)	5.500%	12/1/29	1,000	1,096
Southeastern Ohio Port Authority Hospital
Facilities Revenue (Marietta Area Health Care
Inc. Obligated Group)	5.000%	12/1/35	1,125	1,173
Streetsboro OH City School District GO	5.250%	12/1/44	4,000	4,583
Toledo OH City School District GO	5.000%	12/1/22	2,015	2,423
Toledo OH City School District GO	5.000%	12/1/23	1,085	1,282
Toledo OH City School District GO	5.000%	12/1/28	4,730	5,645
Toledo OH Waterworks Revenue	5.000%	11/15/38	4,000	4,596
Toledo-Lucas County OH Port Authority Student
Housing Revenue (CHF-Toledo, LLC - The
University of Toledo Project)	5.000%	7/1/34	1,000	1,066
Toledo-Lucas County OH Port Authority Student
Housing Revenue (CHF-Toledo, LLC - The
University of Toledo Project)	5.000%	7/1/39	1,000	1,054
Tri Valley OH Local School District GO	5.500%	12/1/16 (14)	470	485
Tri Valley OH Local School District GO	5.500%	12/1/19 (14)	1,785	1,967
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/18 (Prere.)	1,405	1,517
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	6,980	7,846
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/29 (4)	2,000	2,247
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33	2,975	3,417
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/33 (4)	595	634
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/20	1,000	1,164
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/21	1,000	1,181
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/23	3,665	4,410
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/24	1,000	1,231
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/25	500	583
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/26	500	581
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/27	2,000	2,424
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/28 (14)	5,000	5,274
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/30	1,890	2,235

University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/31	1,000	1,177
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/39	1,050	1,210
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/29	1,000	1,143
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/31	870	982
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.750%	7/1/33	600	701
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.000%	7/1/39	1,000	1,113
Warren County OH Health Care Facilities
Improvement Revenue (Otterbein Homes
Project)	5.500%	7/1/39	1,225	1,399
Westlake OH City School District GO	5.000%	12/1/29	1,505	1,830
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/30	1,350	1,608
Westlake OH Special Obligation Revenue
(American Greetings/Crocker Park Public
Improvement Project)	5.000%	12/1/32	1,395	1,642
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/32	715	769
Wood County OH Hospital Facilities Revenue
(Wood County Hospital)	5.000%	12/1/42	2,500	2,631
Wright State University Ohio General Revenue	5.000%	5/1/26	2,030	2,325
Wright State University Ohio General Revenue	5.000%	5/1/31	3,000	3,334
				1,075,469
Guam (0.5%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/33	2,000	2,289
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	2,300	2,631
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	1/1/46	400	448
				5,368
Virgin Islands (0.4%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/30	4,000	4,490

Total Tax-Exempt Municipal Bonds (Cost $1,018,078)				1,085,327
Total Investments (99.8%) (Cost $1,018,078)				1,085,327
Other Assets and Liabilities-Net (0.2%)				2,452
Net Assets (100%)				1,087,779

1 Securities with a value of $344,000 have been segregated as initial margin for open futures contracts.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2016.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the value of this security represented 0.5% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.
LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Ohio Long-Term Tax-Exempt Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 29, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,085,327	—
Futures Contracts—Assets[1]	9	—	—
Futures Contracts—Liabilities[1]	(18)	—	—
Total	(9)	1,085,327	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Ohio Long-Term Tax-Exempt Fund

At February 29, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)
2-Year U.S. Treasury Note	July 2016	44	9,616	(7)
5-Year U.S. Treasury Note	July 2016	44	5,323	3
				(4)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At February 29, 2016, the cost of investment securities for tax purposes was $1,018,975,000. Net unrealized appreciation of investment securities for tax purposes was $66,352,000, consisting of unrealized gains of $66,601,000 on securities that had risen in value since their purchase and $249,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD OHIO TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 15, 2016
VANGUARD OHIO TAX-FREE FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 15, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620,
Incorporated by Reference.